Commitments And Contingencies	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 15.  COMMITMENTS AND CONTINGENCIES

Management Agreements

Our TRS engages eligible independent contractors as property managers for each of our hotels in accordance with the requirements for qualification as a REIT.  The hotel management agreements provide that the management companies have control of all operational aspects of the hotels, including employee-related matters. The management companies must generally maintain each hotel under their management in good repair and condition and perform routine maintenance, repairs, and minor alterations. Additionally, the management companies must operate the hotels in accordance with the national franchise agreements that cover the hotels, which includes, as applicable, using franchisor sales and reservation systems and abiding by franchisors’ marketing standards.  The management agreements generally require the TRS to fund debt service, working capital needs, and capital expenditures and to fund the management companies’ third-party operating expenses, except those expenses not related to the operation of hotels.  The TRS also is responsible for obtaining and maintaining certain insurance policies with respect to the hotels.

Each of the management companies employed by the TRS at December 31, 2016 receive a base monthly management fee of 3.0% to 3.5% of gross hotel revenue, with incentives for performance which increase such fee to a maximum of 5.0%.  For the years ended December 31, 2016, 2015, and 2014, base management fees incurred totaled $1,619,  $2,466, and $3,101, respectively, of which $1,619,  $2,348, and $2,521, respectively, was included in continuing operations as hotel and property operations expense.  For the years ended December 31, 2016 and 2015, incentive management fees, included in continuing operations in their entirety, totaled $190 and $158, respectively.

The management agreements generally have initial terms of one to three years and renew for additional terms of one year unless either party to the agreement gives the other party written notice of termination at least 90 days before the end of a term.  The Company may terminate a management agreement, subject to cure rights, if certain performance metrics tied to both individual hotel and total managed portfolio performance are not met. The Company may also terminate a management agreement with respect to a hotel at any time without reason upon payment of a termination fee. The management agreements terminate with respect to a hotel upon sale of the hotel, subject to certain notice requirements.

Franchise Agreements

As of December 31, 2016,  17 of our 18 wholly owned properties operate under franchise licenses from national hotel companies.  Under our franchise agreements, we are required to pay franchise fees generally between  3.3% and 5.5% of room revenue, plus additional fees for marketing, central reservation systems, and other franchisor programs and services that amount to between 2.5% and  6.0% of room revenue.  The franchise agreements typically have 10 to 25 year terms although certain agreements may be terminated by either party on certain anniversary dates specified in the agreements.  Further, each agreement provides for early termination fees in the event the agreement is terminated before the stated term.  Franchise fee expense totaled $3,123,  $3,883, and $4,691, for the years ended December 31, 2016, 2015, and 2014, respectively, of which $3,123,  $3,853, and $4,051, respectively, was included in continuing operations as hotel and property operations expense. The initial fees incurred to enter into the franchise agreements are capitalized and amortized over the life of the franchise agreements.

Leases

The Company assumed a land lease agreement at the time of purchase related to one hotel owned at December 31, 2016.  The lease requires monthly payments of the greater of $2 or 5% of room revenue and is associated with a property held for sale at December 31, 2016.   Land lease expense totaled $105,  $105, and $102 for the years ended December 31, 2016, 2015, and 2014, respectively, all of which is included in continuing operations as hotel and property operations expense.

The Company entered into three new office lease agreements in 2016, replacing all existing office lease agreements which expired in 2016.  These leases expire in 2019 through 2021 and have combined rent expense of approximately $132 annually.  Office lease expense totaled $199,  $163, and $162 in the years ended December 31, 2016, 2015, and 2014, respectively, and is included in general and administrative expense.

As of December 31, 2016, the future minimum lease payments applicable to non-cancellable operating leases, excluding leases associated with properties held for sale at December 31, 2016, are as follows:

Lease rents
2017	$156
2018	159
2019	138
2020	61
2021	47
$561

As of December 31, 2016, the Company had agreements with two restaurants and a cell tower operator for leased space at our hotel locations. Lease income totaled $86,  $198, and $309 for the years ended December 31, 2016, 2015, and 2014, respectively, of which $86,  $177, and $292, respectively, was included in continuing operations in room rentals and other hotel services revenue.

Obligation to RES

The Company had an obligation to RES to use $25,000 of the proceeds from its capital infusion in 2012 to pursue hotel acquisitions (see Note 10). There were no contractual restrictions or penalties related to the use of these funds for purposes other than acquisitions, but the Company was obligated to replace these funds promptly as it had the ability to do so. Following the completion of the hotel acquisitions in 2015 and 2016 (see Note 3) and the acquisition made through the Atlanta JV in August 2016 (see Note 5), the Company has satisfied this obligation.

Benefit Plans

The Company has a qualified contributory retirement plan under Section 401(k) of the Code (the “401(k) Plan”) which covers all employees who meet certain eligibility requirements.  Voluntary contributions may be made to the 401(k) Plan by employees.  The 401(k) Plan is a Safe Harbor Plan and requires a mandatory employer contribution.  The employer contribution expense for the years ended December 31, 2016, 2015, and 2014 was $73,  $66, and $59, respectively, and is included in general and administrative expenses.

Litigation

Various claims and legal proceedings arise in the ordinary course of business and may be pending against the Company and its properties.  We are not currently involved in any material litigation, nor, to our knowledge, is any material litigation threatened against us.  The Company has insurance to cover potential material losses and we believe it is not reasonably possible that such matters will have a material impact on our financial condition or results of operations.